SUPPLEMENTAL CASH FLOW INFORMATION - Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change in non-cash working capital
(Increase) decrease in accounts receivable	$ (2,423)	$ 2,883
(Increase) in inventories	(50,028)	(3,121)
(Increase) in prepaid expenses	(8,615)	(4,429)
Increase (decrease) in accounts payable and accrued liabilities1	83,131	(20,733)
Change in non-cash working capital	22,065	(25,400)
Investing and financing non-cash transactions
Property, plant and equipment acquired through lease	$ 7,585	$ 6,037